Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Issued capital	Additional paid-in capital	Transactions among shareholders	Special reserve	Other reserves	Total	Treasury shares	Other comprehensive income	Retained earnings	Equity attributable to owners of parent [member]	Non-controlling interests
Beginning balance at Dec. 31, 2021	R$ 13,627,220	R$ 76	R$ 13,825,325	R$ 299,701	R$ 61,127	R$ 354,979	R$ 14,541,132	R$ (1,065,184)	R$ (35,792)	R$ 96,214	R$ 13,536,446	R$ 90,774
Statement [LineItems]
Profit (loss)	(526,396)									(519,417)	(519,417)	(6,979)
Other comprehensive income	(401,070)								(396,909)		(396,909)	(4,161)
Total comprehensive income	(927,466)	0	0	0	0	0	0	0	(396,909)	(519,417)	(916,326)	(11,140)
Transaction costs from subsidiaries	60										0	(60)
Equity transaction related to put options over non-controlling interest	74,440					(78,289)	(78,289)				(78,289)	3,849
Share-based payments	189,050					189,003	189,003				189,003	47
Shares delivered under share-based payment arrangements	0			(34,315)		(88,264)	(122,579)	122,579			0
Treasury shares - Delivered on business combination and sold	169,864			(703,656)			(703,656)	873,520			169,864
Equity transaction with non-controlling interests	(30,549)			(6,792)			(6,792)				(6,792)	(23,757)
Dividends paid	(3,601)										0	3,601
Others	6										0	6
Ending balance at Dec. 31, 2022	12,950,024	76	13,825,325	(445,062)	61,127	377,429	13,818,819	(69,085)	(432,701)	(423,203)	12,893,906	56,118
Statement [LineItems]
Profit (loss)	1,600,420									1,592,065	1,592,065	8,355
Other comprehensive income	111,427								112,252		112,252	(825)
Total comprehensive income	1,711,847	0	0	0	0	0	0	0	112,252	1,592,065	1,704,317	7,530
Equity transaction related to put options over non-controlling interest	85,571					89,475	89,475				89,475	(3,904)
Repurchase of shares	(292,745)							292,745			292,745
Share-based payments	(226,599)			(25,851)		226,713	200,862	25,851			226,713	(114)
Shares delivered under share-based payment arrangements	806			(47,591)		(4,873)	(52,464)	53,270			806
Equity transaction with non-controlling interests	49						0					49
Dividends paid	(5,983)										0	5,983
Others	208					(208)	(208)				(208)
Ending balance at Dec. 31, 2023	14,675,960	76	13,825,325	(518,504)	61,127	688,536	14,056,484	(282,709)	(320,449)	1,168,862	14,622,264	53,696
Statement [LineItems]
Profit (loss)	(1,507,050)									(1,515,222)	(1,515,222)	8,172
Other comprehensive income	32,795								33,401		33,401	(606)
Total comprehensive income	(1,474,255)	0	0	0	0	0	0	0	33,401	(1,515,222)	(1,481,821)	7,566
Equity transaction related to put options over non-controlling interest	27,939					26,911	26,911				26,911	1,028
Repurchase of shares	(1,587,332)							1,587,332			1,587,332
Share-based payments	194,729					194,729	194,729				194,729	0
Shares delivered under share-based payment arrangements	1,233			(62,912)			(62,912)	64,145			1,233
Dividends paid	(10,454)										0	10,454
Others	(538)										0	(538)
Ending balance at Dec. 31, 2024	R$ 11,827,282	R$ 76	R$ 13,825,325	R$ (581,416)	R$ 61,127	R$ 910,176	R$ 14,215,212	R$ (1,805,896)	R$ (287,048)	R$ (346,360)	R$ 11,775,984	R$ 51,298